Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%		September 15, 2028
Class A-2b Notes	$128,000,000.00	4.00850%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,356,356.75

Principal:
Principal Collections	$18,353,542.73
Prepayments in Full	$8,925,410.59
Liquidation Proceeds	$182,279.01
Recoveries	$23,371.17
Sub Total	$27,484,603.50
Collections	$30,840,960.25

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,840,960.25

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,840,960.25
Servicing Fee	$638,689.28	$638,689.28	$0.00	$0.00	$30,202,270.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,202,270.97
Interest - Class A-2a Notes	$534,965.27	$534,965.27	$0.00	$0.00	$29,667,305.70
Interest - Class A-2b Notes	$312,695.67	$312,695.67	$0.00	$0.00	$29,354,610.03
Interest - Class A-3 Notes	$1,131,000.00	$1,131,000.00	$0.00	$0.00	$28,223,610.03
Interest - Class A-4 Notes	$212,266.67	$212,266.67	$0.00	$0.00	$28,011,343.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,011,343.36
Interest - Class B Notes	$111,056.33	$111,056.33	$0.00	$0.00	$27,900,287.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,900,287.03
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$27,900,287.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,900,287.03
Regular Principal Payment	$28,892,352.44	$27,900,287.03	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$30,840,960.25

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,900,287.03
Total					$27,900,287.03

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,638,112.49	$80.17	$534,965.27	$2.43	$18,173,077.76	$82.60
Class A-2b Notes	$10,262,174.54	$80.17	$312,695.67	$2.44	$10,574,870.21	$82.61
Class A-3 Notes	$0.00	$0.00	$1,131,000.00	$3.25	$1,131,000.00	$3.25
Class A-4 Notes	$0.00	$0.00	$212,266.67	$3.32	$212,266.67	$3.32
Class B Notes	$0.00	$0.00	$111,056.33	$3.52	$111,056.33	$3.52
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$27,900,287.03	$26.51	$2,301,983.94	$2.19	$30,202,270.97	$28.70

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$160,891,810.60	0.7313264	$143,253,698.11	0.6511532
Class A-2b Notes	$93,609,780.71	0.7313264	$83,347,606.17	0.6511532
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$719,131,591.31	0.6831760	$691,231,304.28	0.6566707

Pool Information
Weighted Average APR	5.267%	5.280%
Weighted Average Remaining Term	47.66	46.91
Number of Receivables Outstanding	23,144	22,610
Pool Balance	$766,427,136.00	$738,715,154.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$737,697,877.11	$711,291,888.24
Pool Factor	0.6989027	0.6736322

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$27,423,266.51
Targeted Overcollateralization Amount	$48,475,915.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,483,850.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		29	$250,748.92
(Recoveries)		13	$23,371.17
Net Loss for Current Collection Period			$227,377.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3560%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2890%
Second Prior Collection Period			0.3671%
Prior Collection Period			0.4817%
Current Collection Period			0.3626%
Four Month Average (Current and Prior Three Collection Periods)			0.3751%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		421	$1,752,842.88
(Cumulative Recoveries)			$90,441.13
Cumulative Net Loss for All Collection Periods			$1,662,401.75
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1516%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,163.52
Average Net Loss for Receivables that have experienced a Realized Loss			$3,948.70

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.78%	141	$5,753,216.33
61-90 Days Delinquent	0.15%	23	$1,128,938.56
91-120 Days Delinquent	0.02%	3	$114,392.28
Over 120 Days Delinquent	0.03%	6	$214,230.37
Total Delinquent Receivables	0.98%	173	$7,210,777.54

Repossession Inventory:
Repossessed in the Current Collection Period		11	$535,922.24
Total Repossessed Inventory		23	$1,148,291.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0882%
Prior Collection Period			0.1296%
Current Collection Period			0.1415%
Three Month Average			0.1198%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1973%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	57	$2,708,538.79
2 Months Extended	68	$3,187,706.82
3+ Months Extended	15	$591,126.55

Total Receivables Extended	140	$6,487,372.16
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer